Schedule of Stock Option Activity (Details) - Non Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Options, Outstanding at beginning of year	365,000	365,000
Weighted-Average Exercise Price, Outstanding at beginning of year	$ 5.49	$ 5.49
Stock Options, Granted
Weighted-Average Exercise Price, Granted
Stock Options, Exercised
Weighted-Average Exercise Price, Exercised
Stock Options, Expired/Forfeited
Weighted-Average Exercise Price, Expired/Forfeited
Stock Options, Outstanding at end of year	365,000	365,000
Weighted-Average Exercise Price, Outstanding at end of year	$ 5.49	$ 5.49
Stock Options, Exercisable at end of year	365,000	365,000
Weighted average fair value of stock options granted